Commitment and Contingencies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments	Future minimum payments due under the existing lease agreements are as follows as of September 30, 2021 (in thousands):
Years ending December 31:
2021 (remaining three months)	$2,039
2022	7,594
2023	6,595
2024	4,965
2025	4,729
Thereafter	17,256
Total future minimum payments due	$43,178
Future minimum payments due under the existing lease agreements are as follows for the years ending December 31 (in thousands):
Years ending December 31:
2021	$8,039
2022	7,017
2023	6,328
2024	4,903
2025	4,366
Thereafter	16,737
Total Future minimum payments due	$47,390